Stock-Based Compensation - Restricted Stock Unit Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Restricted Stock Units (RSUs)
Restricted Stock Unit Activity
Beginning balance (in shares)	3,162,437	4,261,508
Granted (in shares)	856,756	800,437
Vested (in shares)	(1,141,897)	(874,835)
Forfeited (in shares)	(270,600)	(1,024,673)
Ending balance (in shares)	2,606,696	3,162,437
Weighted Average Fair Value at Grant Date (A$)
Beginning balance (in dollars per share)	$ 14.64	$ 14.47
Granted (in dollars per share)	26.56	18.08
Vested (in dollars per share)	13.03	16.21
Forfeited (in dollars per share)	17.05	15.21
Ending balance (in dollars per share)	$ 19.01	$ 14.64
Restricted Stock Units Service Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	520,632	910,386
Granted (in shares)	371,806	24,006
Vested (in shares)	(245,385)	(304,591)
Forfeited (in shares)	(53,567)	(109,169)
Ending balance (in shares)	593,486	520,632
Restricted Stock Units Performance Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	864,165	1,148,022
Granted (in shares)	190,376	273,258
Vested (in shares)	(174,356)	(207,271)
Forfeited (in shares)	(153,897)	(349,844)
Ending balance (in shares)	726,288	864,165
Restricted Stock Units (Market Condition)
Restricted Stock Unit Activity
Beginning balance (in shares)	1,777,640	2,203,100
Granted (in shares)	294,574	503,173
Vested (in shares)	(722,156)	(362,973)
Forfeited (in shares)	(63,136)	(565,660)
Ending balance (in shares)	1,286,922	1,777,640